Financial Instruments (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) [Line Items]
Warrants were exercised	$ 645,000	$ 4,314,000	$ 1,311,000
Warrant price per share	$ 6
Warrants outstanding	$ 1,355,000
Bottom of range [member]
Financial Instruments (Details) [Line Items]
Percentage of annual interest rate		2.30%
Top of range [member]
Financial Instruments (Details) [Line Items]
Percentage of annual interest rate		(6.30%)